Segment Reporting and Foreign Operations (Details 1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting and Foreign Operations [Abstract]
Income from operations of reportable segments	$ 3,288	$ 3,947	$ 14,927	$ 19,329
Unallocated operating expenses	(8,642)	(8,129)	(38,650)	(30,741)
Interest expense	(684)	(143)	(1,743)	(448)
Other income (expense)	(9)	19	(1,279)	151
Loss from discontinued operations	(9)		(758)	(20)
Consolidated net loss	$ (6,056)	$ (4,306)	$ (27,503)	$ (11,729)